POST-EMPLOYMENT BENEFITS - Reconciliation of the net defined benefit liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
POST-EMPLOYMENT BENEFITS
Net defined liability at January 1	€ 978	€ 894
Defined benefit income recognized in consolidated statement of profit or loss	33	36
Defined benefit cost recognized in other comprehensive income	(42)	44
Reclassification of other liabilities		4
Net defined liability at December 31	€ 969	€ 978